Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2025
Derivative Instruments And Hedging Activities [Abstract]
Summary of Outstanding Derivative Instruments
The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

	Yen in millions
	March 31, 2024		March 31, 2025
	Asset derivatives	Liability derivatives	Asset derivatives	Liability derivatives

Interest rate contracts
Interest rate swap agreements	49,347	3,876	65,075	12,674
Interest rate swaptions agreements	272	2,574	358	3,161

Foreign exchange contracts
Foreign exchange forward contracts	6,951	11,088	4,173	10,542
Swap agreements	7,442	4,066	5,743	3,117
Currency option contracts purchased	74	791	782	671
Currency option contracts written	-	4	-	3
Other currency contracts	5,958	1,544	4,557	1,445

Equity contracts
Equity future contracts	-	3,428	910	514
Equity swap agreements	-	1,916	911	-
Option contracts	2,379	-	2,346	118,606
Bond contracts
Bond forward contracts written	-	-	1,286	3,793

Total derivatives	72,423	29,287	86,141	154,526

Summary of Estimated Fair Values and Maturity Analysis for Notional Amounts of Sony's Outstanding Derivative Instruments
The estimated fair values and maturity analysis for notional amounts of Sony’s outstanding derivative instruments which are designated as hedging instruments are summarized as follows:

	Yen in millions
	March 31, 2024
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	92,973	-	92,973	-	1,580	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	145.7	-
Currency option bought contracts	17,224	-	17,224	70	-	Current assets: Other financial assets
Average rate (JPY/USD)	140.0	-
Currency option sold contracts	17,554	-	17,554	-	791	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	142.7	-
Interest rate swap agreements	-	181,704	181,704	33,098	-	Non-current assets: Other financial assets
Average rate	-	1.5%

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Cash flow hedging relationships
Foreign exchange forward contracts	14,292	-	14,292	178	-	Current assets: Other financial assets
Average rate (JPY/USD)	150.4	-
Currency option bought contracts	43,144	-	43,144	777	-	Current assets: Other financial assets
Average rate (JPY/USD)	145.8	-
Currency option sold contracts	44,365	-	44,365	-	671	Current liabilities: Other financial liabilities
Average rate (JPY/USD)	149.9	-
Interest rate swap agreements	-	179,232	179,232	25,139	-	Non-current assets: Other financial assets
Average rate	-	1.5%

F-84

	Yen in millions
	March 31, 2025
	Notional amounts			Fair Value
	Within 1 Year	Over 1 Year	Total	Asset derivatives	Liability derivatives	Presentation in the consolidated statements of financial position
Fair value hedging relationships
Bond futures contracts written	124,401	-	124,401	-	2,509	Current liabilities: Other financial liabilities
Average unit price	119.8	-
Interest rate swap agreements	-	411,204	411,204	15,029	1,567	Non-current assets: Other financial assets / Non-current liabilities: Other financial liabilities
Average rate	-	3.0%

Summary Of Changes in Fair Value Of Hedging Instruments Related to Cash Flow Hedges Recorded In Accumulated Other Comprehensive Income	Changes in the fair value of hedging instruments related to cash flow hedges recorded in accumulated other comprehensive income for the fiscal years ended March 31, 2024 and 2025 are summarized as follows:

	Yen in millions
	Foreign exchange contracts	Interest rate contracts	Total

Balance as of April 1, 2023	(36)	18,449	18,413

Changes in fair value of hedging instruments recognized in other comprehensive income	(28,288)	13,256	(15,032)
Reclassification adjustments to profit (loss) for the year *1*2	25,862	(8,880)	16,982
Deferred tax	742	(1,340)	(598)

Balance as of March 31, 2024	(1,720)	21,485	19,765

Changes in fair value of hedging instruments recognized in other comprehensive income	(6,238)	854	(5,384)
Reclassification adjustments to profit (loss) for the year *1*2	8,824	(8,391)	433
Deferred tax	(791)	1,447	656

Balance as of March 31, 2025	75	15,395	15,470

*1
In the consolidated statements of income, the amount reclassified to profit (loss) is included in sales for hedges of foreign exchange contracts and in financial expenses for hedges of interest rate contracts.

*2	For the fiscal years ended March 31, 2024 and 2025, hedge ineffectiveness recognized in profit or loss was not material.

Summary of Fair Value Hedges
The carrying amounts of hedged items classified as fair value hedges and the accumulative fair value hedge adjustments during the fiscal year ended March 31, 2025 are as follows:

	Yen in millions
	March 31, 2025
	Carrying amount of hedged items		Accumulative fair value hedge adjustments		Presentation in the consolidated statements of financial position
	Asset	Liability	Asset	Liability
Fixed rate bonds	485,960	-	(3,330)	-	Investments and advances in the Financial Services segment (Non-current)